LOANS AND BORROWINGS - Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	May 28, 2020 CAD ($)	May 07, 2020 USD ($)	Apr. 06, 2020 CAD ($)	Jan. 10, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 10,876,000,000						$ 10,152,000,000
Loans and borrowings	10,876,000,000						10,152,000,000
Less current portion	(600,000,000)						(74,000,000)
Total non-current	10,276,000,000						10,078,000,000		$ 7,046,000,000
Senior unsecured credit facilities | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 4,138,000,000
Nominal interest rate	161.00%	161.00%
Carrying value	$ 1,530,000,000						2,097,000,000
Loans and borrowings	1,530,000,000						2,097,000,000
Senior unsecured notes series A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	557.00%	557.00%
Carrying value	$ 0						74,000,000
Loans and borrowings	0						74,000,000
Senior unsecured notes series C | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 0
Nominal interest rate	558.00%	558.00%
Carrying value	$ 0						199,000,000
Loans and borrowings	0						199,000,000
Senior unsecured medium-term notes series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 250,000,000
Nominal interest rate	489.00%	489.00%
Carrying value	$ 250,000,000						250,000,000
Loans and borrowings	250,000,000						250,000,000
Senior unsecured medium-term notes series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	377.00%	377.00%
Carrying value	$ 449,000,000						449,000,000
Loans and borrowings	449,000,000						449,000,000
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	475.00%	475.00%
Carrying value	$ 447,000,000						446,000,000
Loans and borrowings	447,000,000						446,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	481.00%	481.00%
Carrying value	$ 597,000,000						596,000,000
Loans and borrowings	597,000,000						596,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 450,000,000
Nominal interest rate	354.00%	354.00%
Carrying value	$ 449,000,000						449,000,000
Loans and borrowings	449,000,000						449,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 500,000,000
Nominal interest rate	424.00%	424.00%
Carrying value	$ 498,000,000						498,000,000
Loans and borrowings	498,000,000						498,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000		$ 100,000,000
Nominal interest rate	371.00%	371.00%	3.71%
Carrying value	$ 603,000,000						498,000,000
Loans and borrowings	603,000,000						498,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000
Nominal interest rate	299.00%	299.00%
Carrying value	$ 647,000,000						646,000,000
Loans and borrowings	647,000,000						646,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 550,000,000
Nominal interest rate	474.00%	474.00%
Carrying value	$ 542,000,000						542,000,000
Loans and borrowings	542,000,000						542,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000					$ 250,000,000
Nominal interest rate	402.00%	402.00%				4.02%
Carrying value	$ 661,000,000						398,000,000
Loans and borrowings	661,000,000						398,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 800,000,000					$ 500,000,000
Nominal interest rate	475.00%	475.00%				4.75%
Carrying value	$ 842,000,000						298,000,000
Loans and borrowings	842,000,000						298,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 650,000,000					$ 250,000,000
Nominal interest rate	362.00%	362.00%				3.62%
Carrying value	$ 654,000,000						398,000,000
Loans and borrowings	654,000,000						398,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 700,000,000
Nominal interest rate	454.00%	454.00%
Carrying value	$ 713,000,000						714,000,000
Loans and borrowings	713,000,000						714,000,000
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	256.00%	256.00%
Carrying value	$ 599,000,000						598,000,000
Loans and borrowings	599,000,000						598,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 600,000,000
Nominal interest rate	331.00%	331.00%
Carrying value	$ 597,000,000						597,000,000
Loans and borrowings	597,000,000						597,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 400,000,000		$ 400,000,000
Nominal interest rate	467.00%	467.00%	4.76%
Carrying value	$ 397,000,000						0
Loans and borrowings	397,000,000						0
Senior unsecured medium-term notes series 3A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 50,000,000
Nominal interest rate	505.00%	505.00%
Carrying value	$ 51,000,000						52,000,000
Loans and borrowings	51,000,000						52,000,000
Senior unsecured medium-term notes series 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 350,000,000
Nominal interest rate	343.00%	343.00%
Carrying value	$ 350,000,000						353,000,000
Loans and borrowings	350,000,000						$ 353,000,000
Revolving unsecured credit facility maturing in May 2024 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	2,500,000,000
Non-revolving term loan matures in August 2022 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	500,000,000		$ 500,000,000
Revolving unsecured credit facility maturing in April 2022 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	800,000,000				$ 800,000,000
Non-revolving term loan facility maturing in May 2025 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000		$ 250,000,000
Non-revolving term loan facility maturing in May 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized		$ 250,000,000						$ 454,000,000
Operating facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 20,000,000